UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 118
Form 13F Information Table Value Total: 220177(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      259     4500 SH       Sole                     4500
Abbott Labs                    COM              002824100     5062    94850 SH       Sole                    94850
Accenture Ltd Bermuda Cl A     COM                             479    14620 SH       Sole                    14620
Activision Blizzard Inc        COM              00507V109      774    89628 SH       Sole                    89628
Adobe Sys Inc                  COM              00724F101     2681   125910 SH       Sole                   125910
Advent Software Inc            COM              007974108      399    20000 SH       Sole                    20000
Airgas Inc                     COM              009363102     1042    26713 SH       Sole                    26713
Alliance Bernstein Holding LP  COM              01881G106      146     7000 SH       Sole                     7000
American Express Co            COM              025816109     2522   135984 SH       Sole                   135984
American International Group   COM              026874107       28    17769 SH       Sole                    17769
Amgen Inc                      COM              031162100      707    12250 SH       Sole                    12250
Apple Inc                      COM              037833100     2311    27075 SH       Sole                    27075
Applied Materials Inc          COM              038222105      257    25350 SH       Sole                    25350
Archer Daniels Midland         COM              039483102      579    20100 SH       Sole                    20100
AT&T Inc                       COM              00206R102      618    21667 SH       Sole                    21667
Automatic Data Processing Inc  COM              053015103      287     7300 SH       Sole                     7300
Bank of America                COM              060505104      483    34269 SH       Sole                    34269
Becton Dickinson & Co          COM              075887109      532     7780 SH       Sole                     7780
Best Buy Co Inc                COM              086516101      372    13249 SH       Sole                    13249
Biotech Holdrs Tr Depostry Rcp COM              09067D201      257     1500 SH       Sole                     1500
BP Plc Sponsored ADR           COM              055622104     2776    59399 SH       Sole                    59399
Bristol Myers Squibb           COM              110122108      331    14248 SH       Sole                    14248
Burlington Northern            COM              12189T104      431     5691 SH       Sole                     5691
Carnival Corp                  COM              143658300     1935    79552 SH       Sole                    79552
Caterpillar Inc                COM              149123101      281     6300 SH       Sole                     6300
Chevron Corp                   COM              166764100     8674   117257 SH       Sole                   117257
Cisco Systems                  COM              17275r102     4143   254167 SH       Sole                   254167
Citrix Systems Inc             COM              177376100      503    21350 SH       Sole                    21350
Coca Cola Co                   COM              191216100     1312    28977 SH       Sole                    28977
Comcast Corp                   COM              20030N101     1294    76644 SH       Sole                    76644
Companhia Vale Do Rio          COM              204412209      122    10100 SH       Sole                    10100
Conocophillips                 COM              20825C104     1704    32888 SH       Sole                    32888
Convergys Corp                 COM              212485106       79    12352 SH       Sole                    12352
Corning Inc                    COM              219350105      193    20200 SH       Sole                    20200
Costco Whsl Corp               COM              22160K105      226     4300 SH       Sole                     4300
Covidien Plc                   COM              G2552X108     1187    32749 SH       Sole                    32749
CVS Caremark Corp              COM              126650100     3179   110600 SH       Sole                   110600
Danaher Corp                   COM              235851102     1330    23500 SH       Sole                    23500
Deere & Co                     COM              244199105      326     8500 SH       Sole                     8500
Disney Walt Co                 COM              254687106     2102    92650 SH       Sole                    92650
eBay Inc                       COM              278642103     1478   105900 SH       Sole                   105900
Express Scripts Inc            COM              302182100     1390    25276 SH       Sole                    25276
Exxon Mobil Corp               COM              30231G102    12407   155412 SH       Sole                   155412
Fiserv Inc                     COM              337738108     2575    70800 SH       Sole                    70800
Genentech Inc New              COM              368991576     5650    68150 SH       Sole                    68150
General Electric Co            COM              369604103     8517   525757 SH       Sole                   525757
Genzyme Corp                   COM              372917104     2250    33900 SH       Sole                    33900
Goldman Sachs Group            COM              38141g104      394     4670 SH       Sole                     4670
Google, Inc.                   COM              38259p508     3521    11445 SH       Sole                    11445
Hewlett Packard Co.            COM              428236103     3324    91583 SH       Sole                    91583
Home Depot, Inc.               COM              437076102      477    20700 SH       Sole                    20700
Honeywell Inc                  COM              438516106      243     7396 SH       Sole                     7396
Intel Corp                     COM              458140100     2851   194502 SH       Sole                   194502
Intl Business Mach             COM              459200101     4815    57208 SH       Sole                    57208
Johnson & Johnson              COM              478160104     6496   108568 SH       Sole                   108568
JPMorgan Chase & Co            COM              46625H100      987    31313 SH       Sole                    31313
Key Tronic Inc                 COM              493144109       81    84000 SH       Sole                    84000
Kohl's Corp.                   COM              500255104     1741    48100 SH       Sole                    48100
Life Technologies Corp.        COM              53217v109      329    14124 SH       Sole                    14124
Lincoln Elec Hldgs Inc         COM              533900106      681    13371 SH       Sole                    13371
Lincoln Natl Corp Ind          COM              534187109      231    12275 SH       Sole                    12275
Lowes Cos Inc                  COM              548661107     1757    81650 SH       Sole                    81650
McDonalds Corp                 COM              580135101      817    13132 SH       Sole                    13132
Medtronic Inc                  COM              585055106     2427    77245 SH       Sole                    77245
Merck & Co                     COM              589331107      340    11200 SH       Sole                    11200
Microsoft Corp.                COM              594918104     5404   277968 SH       Sole                   277968
Noble Energy, Inc.             COM              655044105      394     8000 SH       Sole                     8000
Nokia Corp ADR                 COM              654902204      328    21000 SH       Sole                    21000
Nvidia Corp                    COM              67066G104      272    33710 SH       Sole                    33710
Oil Service Holdr              COM              678002106      221     3000 SH       Sole                     3000
Omnicom Group Inc              COM              681919106     1007    37400 SH       Sole                    37400
Oracle Corp.                   COM              68389x105     2795   157650 SH       Sole                   157650
Peets Coffee & Tea Inc         COM              705560100      209     9000 SH       Sole                     9000
Pepsico, Inc.                  COM              713448108     6125   111831 SH       Sole                   111831
Pfizer, Inc.                   COM              717081103      940    53105 SH       Sole                    53105
Procter & Gamble Co            COM              742718109    10458   169162 SH       Sole                   169162
Qualcomm Inc                   COM              747525103     4258   118850 SH       Sole                   118850
Royal Dutch Shell Plc Spons AD COM              780259206      733    13850 SH       Sole                    13850
Sara Lee Corp                  COM              803111103     1968   200992 SH       Sole                   200992
Schlumberger Ltd               COM              806857108     1016    24000 SH       Sole                    24000
Schwab Charles Corp            COM              808513105     2607   161218 SH       Sole                   161218
Select Sector SPDR Tr Sbi Int- COM              81369Y803      102     6600 SH       Sole                     6600
Staples, Inc.                  COM              855030102      271    15100 SH       Sole                    15100
Starbucks Corp                 COM              855244109     1082   114400 SH       Sole                   114400
State Street Corp.             COM              857477103     2637    67050 SH       Sole                    67050
Stryker Corp                   COM              863667101     3482    87150 SH       Sole                    87150
Target Corp.                   COM              87612e106     1832    53059 SH       Sole                    53059
Tiffany & Co                   COM              886547108      470    19900 SH       Sole                    19900
True Religion Apparel          COM              89784N104      187    15000 SH       Sole                    15000
Tyco Electronics Ltd           COM              G9144P105      422    26035 SH       Sole                    26035
Tyco International Ltd.        COM              h89128104      575    26642 SH       Sole                    26642
U.S. Bancorp                   COM              902973304      428    17102 SH       Sole                    17102
Union Pacific Corp.            COM              907818108      410     8574 SH       Sole                     8574
United Technologies            COM              913017109     2087    38932 SH       Sole                    38932
Varian Med Sys Inc             COM              92220P105     2062    58850 SH       Sole                    58850
Verizon Comm                   COM              92343V104      387    11430 SH       Sole                    11430
Vodafone Grp ADR               COM              92857W209      964    47169 SH       Sole                    47169
Wal Mart Stores Inc            COM              931142103     1654    29500 SH       Sole                    29500
Weatherford                    COM              g95089101     1556   143850 SH       Sole                   143850
Wells Fargo & Co               COM              949746101    19280   653991 SH       Sole                   653991
Wyeth                          COM              983024100      563    15015 SH       Sole                    15015
Xenoport, Inc.                 COM              98411C100      627    24996 SH       Sole                    24996
Chestnut Str Exch Fd Sh Partsh                  166668103     9999 37432.300 SH      Sole                37432.300
DWS Dreman High Return Equity                                  199 30067.751 SH      Sole                30067.751
DWS Dreman Small Mid Cap Val V                                  83 11630.780 SH      Sole                11630.780
Janus Adviser Long/Short Fd I                   47102S676     1162 120581.362 SH     Sole               120581.362
Schwab Invts 1000 Index Inv                     808517106      249 9482.503 SH       Sole                 9482.503
Redwood Mtg Investors VIIIREG                                   24    23865 SH       Sole                    23865
iShares Russell 2000 Index Fun                  464287655      586    11907 SH       Sole                    11907
Midcap SPDR Tr Ser 1                            595635103      228     2351 SH       Sole                     2351
PowerShares QQQ Trust Unit Ser                  73935A104     1157    38912 SH       Sole                    38912
Rydex S&P Equal Weight                          78355W106     5140   184891 SH       Sole                   184891
SPDR Tr Unit Ser 1                              78462F103     1177    13048 SH       Sole                    13048
Vanguard Index Fds Stk Mrkt ET                  922908769        5      120 SH       Sole                      120
Blueline Capital Partners                                     1600  1600000 SH       Sole                  1600000
BlueLine Capital Partners II,                                  250   250000 SH       Sole                   250000
SVB Strategic Investors II                                     250   250000 SH       Sole                   250000
The Individuals' Venture Fund                                  550   550000 SH       Sole                   550000